TCL ZHONGHUAN RENEWABLE ENERGY TECHNOLOGY CO. LTD. (“TZE”) - Agreements with TZE in Connection with the Huansheng JV (Details) $ in Thousands, ¥ in Millions	1 Months Ended				12 Months Ended
	Oct. 31, 2022	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Feb. 28, 2021	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)	Oct. 01, 2021	Apr. 30, 2018	Dec. 31, 2017 Joint_venture	Feb. 28, 2017
Related Party Transaction [Line Items]
Gain on disposal					$ 0	$ 0	$ 2,975
Huansheng Photovoltaic (Jiangsu) Co., Ltd.
Related Party Transaction [Line Items]
Equity method investment, ownership percentage		20.00%	20.00%		16.30%			16.30%	20.00%		20.00%
Gain on disposal					$ 3,000		3,000
Gain on disposition of stock in equity method investee, reclassified from other comprehensive income to profit and loss					$ 30		$ 30
Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Related Party Transaction [Line Items]
Number of joint ventures | Joint_venture										2
Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE) | Huansheng Photovoltaic (Jiangsu) Co., Ltd.
Related Party Transaction [Line Items]
Payments to acquire additional interest in subsidiaries		$ 41,600	¥ 270.0
Huansheng JV
Related Party Transaction [Line Items]
Percentage right to take up counterparty's capacity				33.00%
Huansheng New Energy (Tianjin) Co., Ltd
Related Party Transaction [Line Items]
Period of agreement to manufacture and sell Performance Line products	6 months
Extension of period of agreement to manufacture and sell Performance Line products	3 months
Huansheng JV and HSNE
Related Party Transaction [Line Items]
Percentage right to take up counterparty's capacity				33.00%